[Letterhead of Manatt, Phelps & Phillips, LLP]

August 12, 2015

VIA EDGAR	CONFIDENTIAL SUBMISSION
Pursuant to Title I
Draft Registration Statement	Section 106 under the
U.S. Securities and Exchange Commission	Jumpstart Our Business Startups Act
100 F Street, NE
Washington, DC 20549

Re:	Confidential Submission of Draft Registration Statement on Form S-1

for Tandon Digital, Inc.

Ladies and Gentlemen:

On behalf of our client, Tandon Digital, Inc., a Delaware corporation (the “Company”), we hereby confidentially submit a draft Registration Statement on Form S-1 (the “Registration Statement”) of the Company pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act (the “JOBS Act”) for non-public review by the Staff of the Securities and Exchange Commission (the “Commission”) prior to the public filing of the Registration Statement.

Pursuant to Title 1, Section 101 of the JOBS Act, the Company is an “emerging growth company” with total annual gross revenues of less than $1,000,000,000 during its most recently completed fiscal year ended December 31, 2014. Therefore, the Company is permitted to make this confidential submission of the Registration Statement for review by the Staff, provided that the Registration Statement and all amendments thereto shall be publicly filed with the Commission not later than 21 days before the date on which the Company conducts a “road show,” as such term is defined in Title 17, Section 230, 433(h)(4) of the Code of Federal Regulations.

Please direct any questions with respect to this confidential submission to the undersigned at Manatt, Phelps & Phillips, LLP, 695 Town Center Drive, 14th Floor, Costa Mesa, California 92626, phone (714) 371-2500 or email TPoletti@manatt.com.

Very truly yours,

Manatt, Phelps & Phillips, LLP

/s/ Thomas J. Poletti

Thomas J. Poletti

Enclosure

cc:	Jawahar Tandon, Chief Executive Officer Douglas W. Moxley, Vice President, Finance and Chief Financial Officer Scott Galer (Stubbs Alderton & Markiles, LLP)